Junior Subordinated Debentures (Details) (Junior Subordinated Debt [Member], Capital Securities [Member], USD $) In Millions, unless otherwise specified	0 Months Ended	9 Months Ended	60 Months Ended
	Sep. 21, 2006	Dec. 31, 2012 QuarterlyPeriods	Sep. 30, 2011
Junior Subordinated Debt [Member] | Capital Securities [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Subordinated Long-term Debt	$ 5.2
Annual Distribution Rate		2.01%
Fixed Interest rate per year prior to September 2011			6.88%
Floating basis spread on variable rate		1.70%	1.70%
Debt Instrument, Description of Variable Rate Basis		three month LIBOR	three-month LIBOR
Debt Instrument, Rights to Defer Interest Payments, Consecutive Quarterly Periods		20